Company Information (Details) - USD ($)		12 Months Ended
	Jun. 18, 2025	Dec. 31, 2025	Mar. 11, 2026	Dec. 31, 2024
Company Information [Line Items]
Number of shares cancelled (in Shares)		170,715
Number of warrant purchesed (in Shares)	1
Warrant exercise price (in Dollars per share)		$ 11.5
Cash		$ 865,624
Working capital		1,730,095
Accumulated deficit		$ (61,451,334)		$ (24,733,263)
Share Subscription Line of Credit Agreement [Member]
Company Information [Line Items]
Line of credit aggregate proceeds	$ 50,000,000
Subsequent Event [Member]
Company Information [Line Items]
Aggregate loans			$ 600,000
Subsequent Event [Member] | Chief Technology Officer [Member]
Company Information [Line Items]
Aggregate loans			$ 350,000
Common Stock [Member] | Business Combination Agreement [Member]
Company Information [Line Items]
Number of shares cancelled (in Shares)	1
Class A Common Stock [Member] | Business Combination Agreement [Member]
Company Information [Line Items]
Number of warrant purchesed (in Shares)		1